Earnings per share (Details) shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 BRL (R$) shares
Notes and other explanatory information [abstract]
Net income | R$		R$ 2,837,422		R$ 1,670,755		R$ 2,957,174
Weighted average number of common shares issued (thousands) | shares		2,420,710		2,419,961		2,420,314
Basic earnings per share | $ / shares	$ 1.17		$ 0.69		$ 1.22